Shareholders' equity - Additional Information (Detail) € / shares in Units, € in Thousands			12 Months Ended
	Jul. 19, 2023 EUR (€)	Oct. 12, 2022 EUR (€)	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Jul. 19, 2023 $ / shares shares	Oct. 12, 2022 $ / shares shares
Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Number of shares | shares						10,905,000
Share issue related cost		€ 7,300
Issue of equity		113,400
Share Issued Price per Share | $ / shares						$ 10.09
Issued capital [Member] | Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Issue of equity		109
Share premium [Member] | Registered Direct Offering [Member]
Disclosure of classes of share capital [line items]
Issue of equity		€ 106,100
Svb Securities Lic [Member] | Issued capital [Member]
Disclosure of classes of share capital [line items]
Issue of equity				€ 28
Svb Securities Lic [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of equity				€ 20,200
Svb Securities Lic [Member] | At The Market Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares | shares				2,800,000
Gross Proceeds From Issue Of Securities				€ 20,800
Share issue related cost				€ 600
Leerink Partners Llc [Member] | Issued capital [Member]
Disclosure of classes of share capital [line items]
Issue of equity			€ 55
Leerink Partners Llc [Member] | Share premium [Member]
Disclosure of classes of share capital [line items]
Issue of equity			€ 57,000
Leerink Partners Llc [Member] | At The Market Agreement [Member]
Disclosure of classes of share capital [line items]
Number of shares | shares			5,500,000
Gross Proceeds From Issue Of Securities			€ 58,800
Share issue related cost			€ 1,800
BMS [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 14.46
Number of shares | shares					2,400,000
Share issue related cost	€ 300
Proceeds from issue of ordinary shares	31,500
BMS [Member] | Issued capital [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Issue of equity	24
BMS [Member] | Share premium [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Issue of equity	€ 31,200
Reorganization [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares			84,657,789	76,670,699
Par value per share | € / shares			€ 0.01	€ 0.01